Other reserves (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of reserves within equity [abstract]
Other reserves

	As at 30.06.22	As at 31.12.21
	£m	£m
Currency translation reserve	4,589	2,581
Fair value through other comprehensive income reserve	(917)	(118)
Cash flow hedging reserve	(3,492)	(618)
Own credit reserve	(103)	(960)
Other reserves	(24)	(24)
Total	53	861